Accounting principles	6 Months Ended
Jun. 30, 2023
Text block1 [abstract]
Accounting principles

Note 2. Accounting principles

2.1 Basis for preparation

The Interim Consolidated Financial Statements of Cellectis as of, and for the six-month period ended, June 30, 2023 were approved by our Board of Directors on August 3, 2023.

The Interim Consolidated Financial Statements are presented in thousands of U.S. dollars. See Note 2.2.

The Interim Consolidated Financial Statements as of, and for the six-month period ended June 30, 2023 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”).

The Interim Consolidated Financial Statements as of and for the six-month period ended June 30, 2023 have been prepared using the same accounting policies and methods as those applied for the year ended December 31, 2022, except as described below related to the new or amended accounting standards applied.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”).

Application of new or amended accounting standards or new amendments

The following pronouncements and related amendments have been adopted by us from January 1, 2023 but had no significant impact on the Interim Consolidated Financial Statements:

•
IFRS 17 Insurance Contracts (including Amendments to IFRS 17 issued in June 2020 and Amendment to IFRS 17 - Initial Application of IFRS 17 and IFRS 9 – Comparative Information issued in December 2021) (issued in May 2017 and Effective for the accounting periods as of January 1, 2023)
•
Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (issued in July 2020 and Effective for the accounting periods as of January 1, 2023)
•
Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)
•
Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (issued in March 2021 and Effective for the accounting periods as of January 1, 2023)
•
Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued in May 2021 and Effective for the accounting periods as of January 1, 2023)

Accounting standards, interpretations and amendments issued but not yet effective

The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2024, or later, as specified below. The Group has not early adopted any of these pronouncements and amendments. We are currently evaluating if the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position, or cash flows:

•
Amendments to IAS 1 regarding the classification of liabilities (issued in January 2020 and Effective for the accounting periods as of January 1, 2024)
•
Amendments to IAS 1 regarding the classification of debt with covenants (issued in October 2022 and Effective for the accounting periods as of January 1, 2024)
•
Amendment to IFRS 16 to “clarify how a seller-lessee subsequently measures sale and leaseback transactions” (issued in September 2022 and Effective for the accounting periods as of January 1, 2024)

Going concern

The consolidated financial statements were prepared on a going concern basis. With cash and cash equivalents of $84,386 thousand as of June 30, 2023, the Company believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.

Our assessment of the period of time through which our financial resources will be adequate to support our operations is a forward-looking statement and involves uncertainties, and actual results could vary as a result of a number of factors. We have based this estimate on assumptions that may prove to be wrong, and we could use our available capital resources sooner than we currently expect or chose to revise our strategy to extend our cash runway.

To the extend that the company has built its cash forecast to support its ability to continue as a going concern, management considers to have the ability to extend the cash runway even further by prioritizing some clinical programs, save SG&A expenses, raising funds on the markets.

2.2 Currency of the financial statements

The Interim Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro. We believe that this presentation enhances the comparability with peers, which primarily present their financial statements in U.S. dollars.

All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.

The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Accumulated other comprehensive income (loss)” in the Statements of Changes in Shareholders’ Equity.

2.3 Consolidated entities and non-controlling interests

Accounting policy

We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.

To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.

In order to ascertain control, potential voting rights which are substantial are taken into consideration.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.

All intra-Group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full in the consolidation.

Investments in associates

Associates are entities in which the Group has significant influence in respect of financial and operating policy decisions, but not control. Significant influence is assessed through voting rights.

Investments in associates are accounted for under the equity method and are initially recognized at cost.

The consolidated financial statements include the Group’s share of the total comprehensive income of associates from the date when significant influence is obtained until the date it ceases.

If the Group’s share of losses exceeds its equity interest, the carrying amount of investments consolidated under the equity method is reduced to zero and the Group ceases to recognize its share of future losses unless the Group has a legal or constructive obligation to bear a portion of future losses or to make payments on behalf of the associate.